Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Common shares	Treasury shares	Capital contribution reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Pentair Ltd.	Noncontrolling interest
Balance at Dec. 31, 2009	$ 2,126,340	$ 47,530		$ 441,719	$ 1,443,319	$ 79,520	$ 2,012,088	$ 114,252
Balance (in shares) at Dec. 31, 2009		98,655,506
Net income (loss)	189,406				184,913		184,913	4,493
Change in cumulative translation adjustment	(32,706)					(30,487)	(30,487)	(2,219)
Amortization of pension and other post-retirement prior service cost and transition obligation, net of $161 in 2012, $7 in 2011 and $111 in 2010 tax	153					153	153
Changes in market value of derivative financial instruments, net of $3,661 in 2012, $2,884 in 2011 and $229 in 2010 tax	310					310	310
Tax benefit of share-based compensation	2,171			2,171			2,171
Dividends declared	(75,465)				(75,465)		(75,465)
Distribution to noncontrolling interest	(4,647)							(4,647)
Share repurchase (in shares)		(726,777)
Share repurchase	(24,712)	(350)		(24,362)			(24,712)
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment (in shares)		651,331
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment	14,926	314		14,612			14,926
Issuance of restricted shares, net of cancellations (in shares)		(4,122)
Issuance of restricted shares, net of cancellations	706	(2)		708			706
Amortization of restricted shares	3,538			3,538			3,538
Shares surrendered by employees to pay taxes (in shares)		(166,746)
Shares surrendered by employees to pay taxes	(5,691)	(80)		(5,611)			(5,691)
Share-based compensation	10,703			10,703			10,703
Balance at Dec. 31, 2010	2,205,032	47,412		443,478	1,552,767	49,496	2,093,153	111,879
Balance (in shares) at Dec. 31, 2010		98,409,192
Net income (loss)	(3,151)				(7,450)		(7,450)	4,299
Change in cumulative translation adjustment	(93,706)					(91,591)	(91,591)	(2,115)
Amortization of pension and other post-retirement prior service cost and transition obligation, net of $161 in 2012, $7 in 2011 and $111 in 2010 tax	(11)					(11)	(11)
Changes in market value of derivative financial instruments, net of $3,661 in 2012, $2,884 in 2011 and $229 in 2010 tax	4,375					4,375	4,375
Tax benefit of share-based compensation	3,868			3,868			3,868
Dividends declared	(79,537)				(79,537)		(79,537)
Share repurchase (in shares)		(397,126)
Share repurchase	(12,785)	(211)		(12,574)			(12,785)
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment (in shares)		657,616
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment	14,708	350		14,358			14,708
Issuance of restricted shares, net of cancellations (in shares)		28,603
Issuance of restricted shares, net of cancellations	1,475	15		1,460			1,475
Amortization of restricted shares	1,006			1,006			1,006
Shares surrendered by employees to pay taxes (in shares)		(75,721)
Shares surrendered by employees to pay taxes	(2,798)	(40)		(2,758)			(2,798)
Share-based compensation	8,916			8,916			8,916
Balance at Dec. 31, 2011	2,047,392	47,526		457,754	1,465,780	(37,731)	1,933,329	114,063
Balance (in shares) at Dec. 31, 2011		98,622,564
Net income (loss)	(104,612)				(107,186)		(107,186)	2,574
Change in cumulative translation adjustment	31,430					30,016	30,016	1,414
Amortization of pension and other post-retirement prior service cost and transition obligation, net of $161 in 2012, $7 in 2011 and $111 in 2010 tax	(253)					(253)	(253)
Changes in market value of derivative financial instruments, net of $3,661 in 2012, $2,884 in 2011 and $229 in 2010 tax	(3,630)					(3,630)	(3,630)
Tax benefit of share-based compensation	5,555			5,555			5,555
Dividends declared	(207,364)			(141,058)	(66,306)		(207,364)
Distribution to noncontrolling interest	(1,554)							(1,554)
Issuance of shares related to the Merger (in shares)		113,611,537	(2,712,603)
Issuance of shares related to the Merger	4,931,737	65,521	(119,626)	4,985,842			4,931,737
Share repurchase (in shares)			(7,291,078)
Share repurchase	(334,159)		(334,159)				(334,159)
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment (in shares)	2,740,778	669,361	2,319,367
Exercise of options, net of 45,123 in 2012, 182,270 in 2011 and 27,177 in 2010 shares tendered for payment	90,072	356	97,549	(7,833)			90,072
Issuance of restricted shares, net of cancellations (in shares)		168,936	1,254,449
Issuance of restricted shares, net of cancellations	18,984	90	59,798	(40,904)			18,984
Amortization of restricted shares	24,209			24,209			24,209
Shares surrendered by employees to pay taxes (in shares)		(72,398)	(432,675)
Shares surrendered by employees to pay taxes	(21,895)	(39)	(19,081)	(2,775)			(21,895)
Share-based compensation	11,638			11,638			11,638
Balance at Dec. 31, 2012	$ 6,487,550	$ 113,454	$ (315,519)	$ 5,292,428	$ 1,292,288	$ (11,598)	$ 6,371,053	$ 116,497
Balance (in shares) at Dec. 31, 2012		213,000,000	(6,862,540)